Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

13. Income Taxes

CyrusOne Inc, will elect to be taxed as a REIT under the Code, as amended, commencing with our taxable year ended December 31, 2013. To qualify as a REIT, we are required to distribute at least 90% of our taxable income to our stockholders and meet various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided we qualify for taxation as a REIT, we are generally not subject to corporate level federal income tax on the earnings distributed currently to our stockholders. It is our policy and intent, subject to change, to distribute 100% of our taxable income and therefore no provision is required in the accompanying financial statements for federal income taxes with regards to activities of the REIT and its subsidiary pass-through entities.

We have elected to designate two subsidiaries as taxable REIT subsidiaries (each, a TRS). A TRS may perform services for our tenants that would otherwise be considered impermissible for REITs. The income generated from these services is taxed at federal and state corporate rates. Income taxes accrued for the period ending March 31, 2013 were less than $0.1 million.

For certain entities we calculate deferred tax assets and liabilities for temporary differences in the bases between financial statement and income tax assets and liabilities at the enacted. Deferred income taxes are recalculated annually at rates then in effect. Valuation allowances are recorded to reduce deferred tax assets to amounts that are more likely than not to be realized. The ultimate realization of the deferred income tax assets depends upon on our ability to generate future taxable income during the periods in which basis differences and other deductions become deductible and prior to the expiration of the net operating loss carryforwards. Deferred tax assets (net of valuation allowance) and liabilities were accrued, as necessary, for the period ended March 31, 2013.

16. Income Taxes

CyrusOne was historically included in CBI’s consolidated tax return. In the accompanying financial statements we have accounted for income taxes on a separate company basis. Effective November 20, 2012 the operating assets of the business were contributed to CyrusOne LP, a partnership. The partnership will not be subject to federal income tax on net taxable income, as the income will flow through to the partners. Income tax at the partnership level will be limited to foreign income taxes and income tax assessed by a few state and local jurisdictions that assess tax directly to the partnership rather than the partners. Income tax benefit below reflects federal, foreign and various state and local net tax benefits generated prior to the formation of the partnership as well as foreign, state and local net tax benefit on taxable loss generated by the partnership.

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Income tax expense (benefit):
Continuing operations	$(5.1)	$2.2	$2.7
Loss on sale of real estate improvements	—	—	(0.1)

Total	$(5.1)	$2.2	$2.6

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Current:
Federal	$—	$—	$—
Foreign	—	—	—
State and local	0.9	0.6	0.3

Total current	0.9	0.6	0.3
Deferred:
Federal	(5.7)	1.5	2.1
Foreign	(1.6)	(0.2)	—
State and local	(0.3)	—	0.3

Total deferred	(7.6)	1.3	2.4
Valuation allowance	1.6	0.3	—

Total	$(5.1)	$2.2	$2.7

Prior to November 20, 2012, current tax expense was considered paid as incurred through CBI’s centralized cash management program.

The following is a reconciliation of the statutory federal income tax rate with the Predecessor’s effective tax rate for each year:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
Partnership income not taxed at federal statutory rate	(7.0)%	0.0%	0.0%
State and local income taxes, net of federal income tax	(1.4)%	11.6%	5.7%
Change in valuation allowance, net of federal income tax	(5.6)%	6.6%	0.3%
Nondeductible portion of meals and entertainment	(0.5)%	3.6%	1.5%
Effects of foreign income taxes	(0.2)%	2.2%	0.0%
Other differences, net	(0.2)%	0.4%	0.2%

Effective tax rate	20.1%	59.4%	42.7%

On November 20, 2012, substantially all assets and liabilities associated with our data center operations were contributed by CBI to CyrusOne LP, except for certain tax assets, liabilities and related notes payables. Thus CyrusOne Inc. and CyrusOne LP will have no federal net operating losses available to offset future taxable income and only a small amount of local net operating losses generated in the current year. CyrusOne retained the historical net operating losses related to its foreign operations. As of December 31, 2012, CyrusOne had approximately $1.2 million of foreign net operating loss carryforwards. Due to the uncertainty related to the realization of these net operating losses, a valuation allowance has been established for the entire $1.2 million of loss carryforwards.

The components of our deferred tax assets and liabilities shown below at the end of 2011 and 2010 reflect deferred taxes at the end of each year and prior to the formation of the partnership. Deferred taxes at the end of 2012 reflect foreign, state and local deferred taxes remaining after contributions to the partnership.

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$1.3	$16.0	$7.7
Real estate and other property	1.1	—	—
Unearned revenue	0.1	5.7	4.2
Other	—	0.3	0.9

Total deferred tax assets	2.5	22.0	12.8
Valuation allowance	(1.9)	(0.3)	(0.1)

Total deferred tax assets, net of valuation allowance	0.6	21.7	12.7

Deferred tax liabilities:
Real estate and other property	—	17.5	8.2
Employee compensation	0.1	1.7	0.6
Other	—	0.6	0.5

Total deferred tax liabilities	0.1	19.8	9.3

Net deferred tax assets	$0.5	$1.9	$3.4

The ultimate realization of the deferred income tax assets depends upon our ability to generate future taxable income during the periods in which basis differences and other deductions become deductible and prior to the expiration of the net operating loss carryforwards. Based upon historical and future projected earnings, we believe we will fully utilize local net operating loss carryforwards prior to their expiration. Management has concluded that it is more likely than not that certain foreign tax loss carryforwards will not be realized prior to their expiration. As of December 31, 2012 and 2011, the valuation allowance associated with these net operating losses as well as other deferred tax assets was $1.9 and $0.3 million, respectively.

As of December 31, 2012 and 2011, there were no unrecognized tax benefits. We do not currently anticipate that the amount of unrecognized tax benefits will change significantly over the next year.

CyrusOne files separate tax returns in various state, local and foreign jurisdictions. CyrusOne was historically included in the consolidated filings of CBI and its subsidiaries for the federal jurisdiction and certain state and local jurisdictions. With a few exceptions, CBI and its subsidiaries are no longer subject to U.S. federal, state or local examinations for years prior to 2009.

CyrusOne intends to elect and qualify as a REIT for U.S. federal income tax purposes commencing with its taxable year ending December 31, 2013. CyrusOne’s qualification as a REIT depends upon its ability to meet on a continuing basis, through actual investment and operating results, various complex requirements under the Code, relating to, among other things, the sources of its gross income, the composition and values of its assets, its distribution levels and the diversity of ownership of its shares.

CyrusOne received a private letter ruling from the IRS, subject to the terms and conditions contained therein, with respect to certain issues relevant to its qualification as a REIT. Although CyrusOne may generally rely upon the ruling, no assurance can be given that the IRS will not challenge CyrusOne’s qualification as a REIT on the basis of other issues or facts outside the scope of the ruling.

As a REIT, CyrusOne generally will not be subject to U.S. federal income tax on its net taxable income that it distributes currently to its stockholders. If CyrusOne fails to qualify, as a REIT in any taxable year and does not qualify for certain statutory relief provisions, CyrusOne would be subject to U.S. federal income tax at regular corporate rates and would be precluded from re-electing to be taxed as a REIT for the subsequent four taxable years following the year during which CyrusOne lost its REIT qualification. Even if CyrusOne qualifies for taxation as a REIT, it may be subject to certain U.S. federal, state and local taxes on its income or property, and the income of its taxable REIT subsidiaries (each, a “TRS”) will be subject to taxation at regular corporate rates.